Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue.
Schedule of collaboration revenue

	2023	2022	2021

	(€ in thousands)
Up-front payments
Eli Lilly	5,996	2,646	564
Yarrow	—	191	252
Other R&D services
Eli Lilly	—	270	—
Yarrow	—	118	282
Equity consideration
Eli Lilly	518	321	69
Yarrow	—	48	168
	6,514	3,594	1,335

Summary of revenue recognized

	Eli Lilly	Yarrow

	(€ in thousands)
Balance at January 1, 2022	18,262	73
Received or receivable
Upfront payment	56,412	—
Other R&D services	273	256
Equity consideration	(451)	—
Revenue recognition
Upfront payment	(2,646)	(191)
Other R&D services	(270)	(118)
Equity consideration	(321)	(48)
Foreign currency translation effects	(50)	28
Balance at January 1, 2023	71,209	—
Received or receivable
Upfront payment	—	—
Equity consideration	—	—
Revenue recognition
Upfront payment	(5,996)	—
Equity consideration	(518)	—
Foreign currency translation effects	44	—
Balance at December 31, 2023	64,739	—